Leases (Details)	Mar. 31, 2019 USD ($)
Leases [Abstract]
2019	$ 1,320,442
2020	1,177,261
2021	1,202,496
2022	1,294,781
2023	1,343,668
After 2024	2,529,735
Total lease payments	8,868,383
Less: Interest	(1,824,219)
Total	$ 7,044,164